Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Common Class A [Member]
Ordinary shares, shares par value	$ 0.0002	$ 0.0002
Ordinary shares, shares authorized	225,000,000	225,000,000
Ordinary shares, shares issued	17,859,750	17,859,750
Ordinary shares, shares outstanding	17,859,750	17,859,750
Common Class B [Member]
Ordinary shares, shares par value	$ 0.0002	$ 0.0002
Ordinary shares, shares authorized	25,000,000	25,000,000
Ordinary shares, shares issued	2,572,750	2,572,750
Ordinary shares, shares outstanding	2,572,750	2,572,750